CONSOLIDATED STATEMENTS OF EARNINGS (CAD) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues
Commodity sales	26,039	18,494	20,374
Gas distribution sales	2,265	1,910	1,906
Transportation and other services	4,614	4,256	4,509
Total revenues	32,918	24,660	26,789
Expenses
Commodity costs	25,222	17,959	19,627
Gas distribution costs	1,585	1,220	1,281
Operating and administrative	3,014	2,739	2,259
Depreciation and amortization	1,370	1,236	1,147
Environmental costs, net of recoveries (Note 29)	362	(88)	(116)
Total expenses	31,553	23,066	24,198
Total operating income	1,365	1,594	2,591
Income from equity investments (Note 12)	330	195	233
Other income/(expense) (Note 26)	(135)	238	116
Interest expense (Note 17)	(947)	(841)	(928)
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest	613	1,186	2,012
Income taxes (Note 24)	(123)	(171)	(523)
Earnings from continuing operations	490	1,015	1,489
Discontinued operations (Note 10)
Earnings/(loss) from discontinued operations before income taxes	6	(123)	(9)
Income taxes (expense)/recovery from discontinued operations	(2)	44	3
Earnings/(loss) from discontinued operations	4	(79)	(6)
Earnings before extraordinary loss	494	936	1,483
Extraordinary loss, net of tax (Note 6)			(262)
Earnings	494	936	1,221
(Earnings)/loss attributable to noncontrolling interests and redeemable noncontrolling interests	135	(229)	(407)
Earnings attributable to Enbridge Inc.	629	707	814
Preference share dividends	(183)	(105)	(13)
Earnings attributable to Enbridge Inc. common shareholders	446	602	801
Earnings attributable to Enbridge Inc. common shareholders
Earnings from continuing operations	442	681	1,069
Earnings/(loss) from discontinued operations, net of tax	4	(79)	(6)
Extraordinary loss, net of tax (Note 6)			(262)
Earnings attributable to Enbridge Inc. common shareholders	446	602	801
Earnings per common share attributable to Enbridge Inc. common shareholders (Note 20)
Continuing operations (in Canadian dollars per share)	0.55	0.88	1.43
Discontinued operations (in Canadian dollars per share)		(0.10)	(0.01)
Extraordinary item (in Canadian dollars per share)			(0.35)
Total earnings per common share (in Canadian dollars per share)	0.55	0.78	1.07
Diluted earnings per common share attributable to Enbridge Inc. common shareholders (Note 20)
Continuing operations (in Canadian dollars per share)	0.55	0.87	1.4
Discontinued operations (in Canadian dollars per share)		(0.10)	(0.01)
Extraordinary item (in Canadian dollars per share)			(0.34)
Total diluted earnings per common share (in Canadian dollars per share)	0.55	0.77	1.05